Current and deferred income tax (Details) - USD ($) $ in Thousands				12 Months Ended
		Jul. 13, 2022	Jul. 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income (loss) before income tax				$ 227,377	$ 309,291	$ (676,658)
Statutory income tax rate				24.94%	24.94%	24.94%
Income tax (expense) benefit at statutory rate				$ (56,708)	$ (77,137)	$ 168,759
ICMS tax incentives permanent difference – note 9				19,277	24,463
Tax effects of translation of non-monetary assets/liabilities to functional currency				6,279	(32,998)	(28,174)
Withholding tax over subsidiary capital reduction	[1]			(5,263)	(10,526)
Impairment of goodwill				(18,247)		(78,866)
Special mining levy and special mining tax				(13,321)	(17,279)	(5,909)
Difference in tax rate of subsidiaries outside Luxembourg	[2]			(10,319)	(3,179)	36,390
Unrecognized deferred tax on net operating losses	[3]			(66,069)	(36,577)	(35,849)
Other permanent tax differences				(6,612)	29	(32,199)
Income tax (expense) benefit				(150,983)	(153,204)	24,152
Current				(146,869)	(122,081)	(63,192)
Deferred				(4,114)	(31,123)	$ 87,344
Capital reduction		$ 105,350	$ 210,703
Deferred tax				$ 211,780	$ 134,156
N E X A C J M [Member]
IfrsStatementLineItems [Line Items]
Capital reduction		$ 5,263
Tax expenses			$ 10,526

[1]	On July 13, 2022, NEXA and the other shareholders of NEXA CJM approved a capital reduction of USD 105,350 (2021: USD 210,703), which was paid on August 30, 2022. Given this capital reduction, the Company recognized USD 5,263 of tax expenses (2021: USD 10,526) given that the tax withheld by NEXA CJM on the corresponding participation of NEXA in its capital was considered as not recoverable.
[2]	NEXA’s subsidiaries had a higher taxable profit in 2022 which explains their higher income tax for the year.
[3]	On December 31, 2022, Nexa has not recognized deferred tax on net operating losses over a taxable basis of USD 211,780 (2021: USD 134,156), after an assessment made by management considering the future recoverability of these net operating losses.